DERIVATIVE WARRANT LIABILITY (Narrative) (Details) - USD ($)	Mar. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrant Liability [Abstract]
Derivative warrant liability	$ 0	$ 0	$ 3,665	$ 267,111	$ 0
Fair value gain of derivative liability	$ 3,665